Clearing Organizations	12 Months Ended
Dec. 31, 2015
Brokers and Dealers [Abstract]
Clearing Organizations
Clearing Organizations
We operate regulated central counterparty clearing houses for the settlement and clearance of derivative contracts. The clearing houses include ICE Clear Europe, ICE Clear Credit, ICE Clear U.S., ICE Clear Canada, ICE Clear Netherlands and ICE Clear Singapore (referred to herein collectively as the “ICE Clearing Houses”).

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ICE Clear Europe performs the clearing and settlement for all futures and options contracts traded through ICE Futures Europe and ICE Endex, for CDS contracts submitted for clearing in Europe and for energy futures and options contracts trading through ICE Futures U.S.

•	ICE Clear U.S. performs the clearing and settlement of agricultural, metals, currencies and financial futures and options contracts traded through ICE Futures U.S.

•	ICE Clear Canada performs the clearing and settlement for all futures and options contracts traded through ICE Futures Canada.

•	ICE Clear Singapore performs the clearing and settlement for all futures and options contracts traded through ICE Futures Singapore.

•	ICE Clear Credit performs the clearing and settlement for CDS contracts submitted for clearing in North America.

•	ICE Clear Netherlands offers clearing primarily for TOM (Note 3).
Each of the ICE Clearing Houses requires all clearing members to maintain cash on deposit or pledge certain assets, which may include government obligations, non-government obligations, letters of credit or gold to guarantee performance of the clearing members’ open positions. Such amounts in total are known as “original margin.” The ICE Clearing Houses may make intraday original margin calls in circumstances where market conditions require additional protection. The daily profits and losses from and to the ICE Clearing Houses due to the marking-to-market of open contracts is known as “variation margin”. The ICE Clearing Houses mark all outstanding contracts to market, and therefore pay and collect variation margin, at least once daily, and in some cases multiple times throughout the day. Marking-to-market allows the ICE Clearing Houses to identify any clearing members that may be unable to satisfy the financial obligations resulting from changes in the prices of their open contracts before those financial obligations become exceptionally large and jeopardize the ability of the ICE Clearing Houses to ensure financial performance of clearing members’ open positions.
Each of the ICE Clearing Houses requires that each clearing member make deposits into a fund known as a “guaranty fund”, which is maintained by the relevant ICE Clearing House. These amounts serve to secure the obligations of a clearing member to the ICE Clearing House to which it has made the guaranty fund deposit and may be used to cover losses sustained by the respective ICE Clearing House in the event of a default of a clearing member.
Each of the ICE Clearing Houses has equal and offsetting claims to and from their respective clearing members on opposite sides of each cleared contract. This arrangement allows the ICE Clearing Houses to serve as the central financial counterparty on every cleared contract. Each ICE Clearing House bears financial counterparty credit risk in the event that market movements create conditions that lead to its clearing members failing to meet their financial obligations to that ICE Clearing House. Accordingly, the ICE Clearing Houses account for this central counterparty guarantee as a performance guarantee. Given that each contract is margined and marked-to-market or settled at least once daily for each clearing member, the ICE Clearing Houses’ maximum estimated exposure for this guarantee, excluding the effects of original and variation margin requirements and mandatory deposits to the applicable guaranty fund by clearing members, is $76.1 billion as of December 31, 2015, which represents the maximum estimated value by the ICE Clearing Houses of a hypothetical one day movement in pricing of the underlying unsettled contracts. This amount is based on calculations determined using proprietary risk management software that simulates gains and losses based on historical market prices, volatility and other factors present at that point in time for those particular unsettled contracts. Future actual market price volatility could result in the exposure being significantly different than the amount estimated by the ICE Clearing Houses. The net notional value of unsettled contracts was $2.4 trillion as of December 31, 2015. We performed calculations to determine the fair value of our counterparty performance guarantee taking into consideration factors such as daily settlement of contracts, margining requirements, other elements of our risk management program, historical evidence of default payments, and estimated probability of potential default payouts by the ICE Clearing Houses. Based on these analyses, the estimated counterparty performance guaranty liability was determined to be nominal and no liability was recorded as of December 31, 2015 and 2014.
The ICE Clearing Houses seek to reduce their exposure through a risk management program that includes initial and ongoing financial standards for clearing member admission and continued membership, original and variation margin requirements, and mandatory deposits to the guaranty fund. The amounts that the clearing members are required to maintain in the original margin and guaranty fund accounts are determined by standardized parameters established by the risk management departments and reviewed by the risk committees and the boards of directors of each of the ICE Clearing Houses and may fluctuate over time. As of December 31, 2015 and 2014, the ICE Clearing Houses have received or have been pledged $87.2 billion and $77.0 billion, respectively, in cash and non-cash collateral in original margin and guaranty fund deposits to cover price movements of underlying contracts for both periods. The ICE Clearing Houses also have powers of assessment that provide the ability to collect additional funds from their clearing members to cover a defaulting member’s remaining obligations up to the limits established under the respective rules of each ICE Clearing House.
Should a particular clearing member fail to deposit original margin, or fail to make a variation margin payment, when and as required, the relevant ICE Clearing House may liquidate or hedge the clearing member’s open positions and use the clearing member’s original margin and guaranty fund deposits to make up any amount owed. In the event that those deposits are not sufficient to pay the amount owed in full, the ICE Clearing Houses may utilize the respective guaranty fund deposits of their respective clearing members on a pro-rata basis for that purpose.
We have contributed $150 million, $50 million and $50 million in cash to the ICE Clear Europe, ICE Clear Credit and ICE Clear U.S. guaranty funds, respectively, as of December 31, 2015, and such amounts are at risk and could be used in the event of a clearing member default where the amount of the defaulting clearing member’s original margin and guaranty fund deposits are insufficient. The $250 million combined contributions to the guaranty funds as of December 31, 2015 are included in long-term restricted cash in the accompanying consolidated balance sheet (Note 4).
The $50 million contribution to the ICE Clear U.S. guaranty fund would be utilized after the available funds of the defaulting clearing member but before all other amounts within the guaranty fund. For ICE Clear Europe, if a futures and options clearing member’s deposits are depleted and a default occurs, then a $100 million contribution made by us to the ICE Clear Europe guaranty fund would be utilized after the available funds of the defaulting clearing member but before all other amounts within the guaranty fund. The $100 million is solely available in the event of an ICE Clear Europe futures and options clearing member default.
We have contributed $50 million to the ICE Clear Credit guaranty fund and $50 million to the ICE Clear Europe CDS guaranty fund. The first $25 million contributed to each of the ICE Clear Credit guaranty fund and ICE Clear Europe CDS guaranty fund will be utilized after the available funds of the defaulting CDS clearing member but before all other amounts within the guaranty funds. The additional $25 million contributed to each of the ICE Clear Credit guaranty fund and ICE Clear Europe CDS guaranty fund will be utilized pro-rata along with other non-defaulting CDS clearing members’ deposits in the respective guaranty funds. Subject to regulatory approval, ICE Clear Europe plans to move the total $50 million contribution to the CDS guaranty fund to be utilized after the available funds of the defaulting clearing member but before all other amounts within the guaranty fund.
As of December 31, 2015, original margin and guaranty fund cash deposits are as follows for the ICE Clearing Houses (in millions):

	ICE Clear Europe	ICE Clear Credit	ICE Clear U.S.	Other ICE Clearing Houses	Total
Original margin	$28,454	$13,750	$3,882	$159	$46,245
Guaranty fund	2,589	2,011	311	13	4,924
Total	$31,043	$15,761	$4,193	$172	$51,169
As of December 31, 2014, original margin and guaranty fund cash deposits are as follows for the ICE Clearing Houses (in millions):

	ICE Clear Europe	ICE Clear Credit	ICE Clear U.S.	Other ICE Clearing Houses	Total
Original margin	$23,291	$14,056	$4,285	$42	$41,674
Guaranty fund	3,048	2,408	290	38	5,784
Total	$26,339	$16,464	$4,575	$80	$47,458

We have recorded these cash deposits in the accompanying consolidated balance sheets as current assets with corresponding current liabilities to the clearing members of the relevant ICE Clearing House. All cash, securities and letters of credit are available only to meet the financial obligations of that clearing member to the relevant ICE Clearing House. ICE Clear Europe, ICE Clear Credit, ICE Clear U.S., ICE Clear Canada, ICE Clear Netherlands and ICE Clear Singapore are separate legal entities and are not subject to the liabilities of the other ICE Clearing Houses or the obligations of the members of the other ICE Clearing Houses. The amount of these cash deposits may fluctuate due to the types of margin collateral choices available to clearing members and the change in the amount of deposits required. As a result, these assets and corresponding liabilities may vary significantly over time. Except as noted below with respect to ICE Clear Credit, the majority of the cash held by the ICE Clearing Houses is secured in reverse repurchase agreements with primarily overnight maturities or direct investment in U.S. government securities. The remaining cash deposits at the ICE Clearing Houses are held in demand deposit accounts at large, highly rated financial institutions and directly in U.S. Treasury securities with original maturities of less than 12 months.
Of the $31.0 billion of ICE Clear Europe cash deposits as of December 31, 2015, which are primarily held in U.S. dollars, euros and pounds sterling, $25.0 billion relates to futures and options products and $6.0 billion relates to cleared OTC European CDS instruments. ICE Clear Europe offers a separate clearing platform, risk model and risk pool for futures and options products that is distinct from those associated with cleared OTC European CDS instruments.
Of the $31.0 billion of ICE Clear Europe cash deposits as of December 31, 2015, $22.6 billion represent funds invested under reverse repurchase agreements through third party investment and custody agents, with several different counterparty banks, some of which are also our clearing members and are large commercial financial institutions, and $8.2 billion represent funds invested directly in sovereign debt. Under these arrangements, ICE Clear Europe primarily purchases U.S. Treasury securities and certain sovereign debt obligations from the seven largest industrialized nations, and the various counterparties agree to repurchase the instruments on the set repurchase date at the set repurchase price, plus interest. The carrying value of these securities approximates their fair value due to the short-term nature of the instruments and repurchase agreements.
ICE Clear Credit has been designated as a systemically important financial market utility by the Financial Stability Oversight Council and has been authorized to establish and maintain a cash account at the Federal Reserve Bank of Chicago. Such account was opened on July 30, 2015. Of the $15.8 billion of ICE Clear Credit cash deposits as of December 31, 2015, $7.2 billion is held in the cash account at the Federal Reserve Bank of Chicago. An additional $5.7 billion represent funds invested under reverse repurchase agreements with several counterparty banks, which are all large commercial financial institutions. Under these arrangements, ICE Clear Credit purchases U.S. Treasury securities and other U.S. securities and the various counterparties agree to repurchase the instruments the following business day at a set price, plus interest. The remaining $2.9 billion in ICE Clear Credit cash deposits represent primarily euro cash in demand deposit accounts at large, highly-rated financial institutions.
In addition to the cash deposits for original margin and the guaranty fund, the ICE Clearing Houses have also received other assets from clearing members, which may include government obligations, certain agency and corporate debt, letters of credit or gold to mitigate credit risk. These assets are not reflected in the accompanying consolidated balance sheets as the risks and rewards of these assets remain with the clearing members unless the ICE Clearing Houses have sold or re-pledged the assets or in the event of a clearing member default, where the clearing member is no longer entitled to redeem the assets. Any income, gain or loss accrues to the clearing member. For certain non-cash deposits, the ICE Clearing Houses may impose discount or “haircut” rates to ensure adequate collateral levels to account for fluctuations in the market value of these deposits. As of December 31, 2015 and 2014, the assets pledged by the clearing members as original margin and guaranty fund deposits for each of the ICE Clearing Houses are detailed below (in millions):

	As of December 31, 2015				As of December 31, 2014
	ICE Clear Europe	ICE Clear Credit	ICE Clear U.S.	Other ICE Clearing Houses	ICE Clear Europe	ICE Clear Credit	ICE Clear U.S.	Other ICE Clearing Houses
Original margin:
Government securities at face value	$21,690	$4,989	$8,161	$97	$18,284	$3,235	$6,972	$99
Letters of credit	—	—	—	381	—	—	—	4
Total	$21,690	$4,989	$8,161	$478	$18,284	$3,235	$6,972	$103
Guaranty fund:
Government securities at face value	$267	$229	$158	$61	$284	$424	$190	$15